Consolidated Balance Sheet (Parenthetical) - $ / shares	Dec. 31, 2021	Dec. 31, 2020
Treasury stock	7,201,664	4,783,135
Common Shares - Class A
Common stock, par value	$ 0.01	$ 0.01
Common stock, shares authorized	40,021,988	40,021,988
Common stock, shares issued	40,021,988	40,021,988
Common stock, shares outstanding	40,021,988	40,021,988
Treasury stock	0	0
Common Shares - Class B
Common stock, par value	$ 0.05	$ 0.05
Common stock, shares authorized	138,058,468	63,234,625
Common stock, shares issued	88,120,054	47,622,689
Common stock, shares outstanding	80,918,390	42,839,554
Treasury stock	7,201,664	4,783,135